Financial instruments (Details 3) $ in Thousands	Dec. 31, 2025 USD ($)
Canada Plus Dollars [Member]
IfrsStatementLineItems [Line Items]
Notional amount	$ (5,557)
Canada Plus Dollars [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	374
Canada Plus Dollars [Member] | Scenario One Increase Of Ten Percent [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	(166)
Canada Plus Dollars [Member] | Scenario Two Increase Of Twenty Percent [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	(615)
Canada Minus Dollars [Member]
IfrsStatementLineItems [Line Items]
Notional amount	(5,557)
Canada Minus Dollars [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	374
Canada Minus Dollars [Member] | Scenario One Decrease Of Ten Percent [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	1,032
Canada Minus Dollars [Member] | Scenario Two Decrease Of Twenty Percent [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	1,856
United States Of America Plus Dollars [Member]
IfrsStatementLineItems [Line Items]
Notional amount	(112,464)
United States Of America Plus Dollars [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	7,272
United States Of America Plus Dollars [Member] | Scenario One Increase Of Ten Percent [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	(3,613)
United States Of America Plus Dollars [Member] | Scenario Two Increase Of Twenty Percent [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	(12,684)
United States Of America Minus Dollars [Member]
IfrsStatementLineItems [Line Items]
Notional amount	(112,464)
United States Of America Minus Dollars [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	7,272
United States Of America Minus Dollars [Member] | Scenario One Decrease Of Ten Percent [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	20,576
United States Of America Minus Dollars [Member] | Scenario Two Decrease Of Twenty Percent [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	$ 37,207